   As filed with the Securities and Exchange Commission on November 7, 2005.
                                                           File No. 333-20343
                                                                    811-08154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                [ ]
                                     -------
         Post-Effective Amendment No.  14                           [X]
                                      ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   58                                [X]
                                -------

                                SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                 UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                             Christopher M. Grinnell
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on November 7, 2005 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on _____________, pursuant to paragraph (a)(1) of Rule 485
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for TD Waterhouse variable annuity are incorporated in Part A of this Post-Effective Amendment No. 14, by reference to
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-20343), as filed on April 15, 2005, and declared effective on May 2, 2005.

A Supplement to the aforementioned prospectus, dated November 7, 2005, is included in Part A of this Post-Effective Amendment No. 14.

                                    PART A

                         TD WATERHOUSE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


                               FILE NO. 333-20343



   SUPPLEMENT DATED NOVEMBER 7, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

              SUPPLEMENT DATED NOVEMBER 7, 2005 TO YOUR PROSPECTUS

On November 10, 2005, shareholders will vote on the proposed reorganization of ING VP Emerging Markets Fund with and into ING JPMorgan Emerging Markets Equity Portfolio. If the proposed reorganization is approved, all assets of ING VP Emerging Markets Fund will be transferred into ING JPMorgan Emerging Markets Equity Portfolio and shareholders of ING VP Emerging Markets Fund will receive shares of ING JPMorgan Emerging Markets Equity Portfolio. If approved by the shareholders the reorganization is scheduled to take place on or about December 3, 2005 ("the Closing Date").

As a result, if any of your Contract Value is currently invested in the ING VP Emerging Markets Fund Sub-Account, that Contract Value will be transferred on the Closing Date into the ING JPMorgan Emerging Markets Portfolio Sub-Account. If any portion of your future Premium Payments is allocated to the ING VP Emerging Markets Fund Sub-Account, you may re-direct that allocation to another Sub-Account available under your Contract. Assuming shareholder approval, effective as of the close of trading of the New York Stock Exchange on December 2, 2005, any transaction that includes an allocation to ING VP Emerging Markets Fund Sub-Account will automatically be allocated to the ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.

Assuming shareholder approval, effective as of the close of trading of the New York Stock Exchange on December 2, 2005, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to the ING VP Emerging Markets Fund Sub-Account, your enrollment will automatically be updated to reflect the ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.

In the event that the proposed reorganization is approved, all references and information contained in the prospectus for your Contract related to ING VP Emerging Markets Fund are deleted.

FUND ADDITION ON DECEMBER 2, 2005: In addition, the following Sub-Account is added in alphabetical order to the cover page of the prospectus:

      - ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO SUB-ACCOUNT which purchases Class I shares of ING JPMorgan Emerging Markets Equity Portfolio.

The following paragraph is added to the sub-section entitled "The Funds":

     ING JP Morgan Emerging Markets Equity Portfolio is a diversified series of ING Investors Trust, an open-end management investment company organized as a Massachusetts business trust. Directed Services, Inc. is the investment adviser to the portfolio and J.P. Morgan Investment Management Inc. serves as the sub-adviser.

The following is added in alphabetical order to the investment goals in the sub-section entitled "The Funds":

     ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO - Seeks capital appreciation.

The following paragraph is added to the prospectus as the last sentence of the first paragraph in the "Accumulation Unit Values" table:

     There is no information for ING JPMorgan Emerging Markets Equity Portfolio because as of December 31, 2004, the Sub-Account had not commenced operation.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5304

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Form of Principal Underwriter and Servicing Agreement.(1)

               (b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6) (a) Amended and Restated Charter of Union Security Life Insurance Company of New York.(4)

               (b) By-laws of Union Security Life Insurance Company of New
                   York.(4)

          (7)  Reinsurance Contract and Administrative Services Agreement.(1)

          (8)  Form of Participation Agreement.(3)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Life Insurance Company of New York.

          (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

          (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

----------
          (1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 33-71686 filed with the Commission on April 19, 2002.
          (2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-20343 filed with the Commission on May 9, 1997.
          (3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, dated April 19, 2002.
          (4) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-20343 filed with the Commission on October 21, 2005.

Item 25.  Directors and Officers of Depositor

-------------------------------------------- -----------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------- -----------------------------------------------------------------
Lance R. Wilson (2)                          President, Chief Executive Officer, Chairman of the Board and
                                             Director
-------------------------------------------- -----------------------------------------------------------------
Terry J. Kryshak (1)                         Senior Vice President and Director
-------------------------------------------- -----------------------------------------------------------------
Ranell M. Jacobson (2)                       Treasurer and Director
-------------------------------------------- -----------------------------------------------------------------
Barbara R. Hege (3)                          Assistant Treasurer and Director
-------------------------------------------- -----------------------------------------------------------------
Lesley G. Silvester (3)                      Director
-------------------------------------------- -----------------------------------------------------------------
Allen Freedman                               Director
525 County Hwy. 40
Charlotteville, NY 12036
-------------------------------------------- -----------------------------------------------------------------
Dale Edward Gardner                          Director
Gardner & Buhl
Bridge Street
Roxbury, NY  12474
-------------------------------------------- -----------------------------------------------------------------
Esther L. Nelson                             Director
899 Wiley Town Rd.
Fly Creek, NY 13337
-------------------------------------------- -----------------------------------------------------------------
Clarence Elkus Galston                       Director
10 Longwood Dr., Apt. 330
Westwood, MA 02090
-------------------------------------------- -----------------------------------------------------------------
Paula M. SeGuin (1)                          Chief Administrative Officer, Vice President and Assistant
                                             Secretary
-------------------------------------------- -----------------------------------------------------------------
Douglas R. Lowe (2)                          Secretary
-------------------------------------------- -----------------------------------------------------------------
Miles Yakre (3)                              Corporate Actuary
-------------------------------------------- -----------------------------------------------------------------

(1)   Address:  308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2)   Address:  Assurant, Inc., 576 Bielenberg Drive, Woodbury, MN 55125.

(3)   Address:  Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

Item 26. Persons Controlled By or Under Control with the Depositor or Registrant. Incorporated by reference to Post-Effective No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

Item 27.  Number of Contract Owners

          As of September 30, 2005 there were 731 Contract Owners.

Item 28.  Indemnification

          Union Security Life Insurance Company of New York's By-Laws provide for indemnity and payment of expenses of Union Security's officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

          There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

          Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          Union Security Life Insurance Company of New York - Separate Account A Union Security Insurance Company - Variable Account C
          Union Security Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS          TITLE
         -----------------------------------          -----
         Richard Fergesen*                            Chief Financial Officer, Assistant Treasurer and Financial Principal
         Walter R. White*                             Director and Chief Operating Officer
         Brian Murphy*                                Director, President and Chief Executive Officer
         Mark Cadalbert*                              Chief Compliance Officer
         John C. Walters**                            Director
         Richard G. Costello***                       Assistant Secretary
         Sarah J. Harding*                            Assistant Secretary

          *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
          **  200 Hopmeadow Street, Simsbury CT 06089
          *** Hartford Plaza, Hartford, CT 06115

          (c)  None.

Item 30.  Location of Accounts and Records

          The accounts, books, records or other documents required to be kept by
          Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

          Union Security Life Insurance Company of New York:   308 Maltbie Street, Suite 200, Syracuse, NY 13204
          Woodbury Financial Services, Inc.:                   500 Bielenberg Drive, Woodbury, MN 55125
          Hartford Administrative Services Company             500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

          Effective April 1, 2001, Union Security Life Insurance Company of
          New York ("Union Security") contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 7th day of November, 2005.

SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
(Registrant)

By:   Lance R. Wilson
     -------------------------------------
      Lance R. Wilson, President, Chief
      Executive Officer and Chairman of
      the Board*

UNION SECURITY LIFE INSURANCE COMPANY    *By: /s/ Christopher M. Grinnell
       OF NEW YORK (Depositor)                ---------------------------
                                                 Christopher M. Grinnell
By:   Lance R. Wilson                              Attorney-in-Fact
     --------------------------------------
      Lance R. Wilson, President, Chief
      Executive Officer and Chairman of
      the Board*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Lance R. Wilson
    President, Chief Executive Officer, Director
    and Chairman of the Board*
Terry J. Kryshak
    Sr. Vice President and Director*
Ranell M. Jacobson
    Treasurer, Director and
    Principal Financial Officer*         *By: /s/ Christopher M. Grinnell
Barbara R. Hege                               ---------------------------
    Assistant Treasurer, Director*            Christopher M. Grinnell
Lesley G. Silvester                           Attorney-in-Fact
    Director*
Allen R. Freedman                             Date: November 7, 2005
    Director*
Dale E. Gardner
    Director*
Kenneth W. Nelson
    Director*
Esther L. Nelson, Director*
Clarence E. Galston, Director*

333-20343

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Life Insurance Company of New York.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public
      Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.

99    Copy of Power of Attorney